Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit	Total
Beginning balance at Jun. 30, 2023		$ 1,000	$ 1,339,286	$ (329)	$ (247,290)	$ 1,092,667
Beginning balance (in Shares) at Jun. 30, 2023	[1]	10,714,286
Net loss for the period					(230,392)	(230,392)
Foreign currency translation adjustments				2,502		2,502
Ending balance at Dec. 31, 2023		$ 1,000	1,339,286	2,173	(477,682)	864,777
Ending balance (in Shares) at Dec. 31, 2023	[1]	10,714,286
Beginning balance at Jun. 30, 2024		$ 6,710,390	1,339,286	17,529	(1,102,217)	6,964,988
Beginning balance (in Shares) at Jun. 30, 2024	[1]	12,977,354
Net loss for the period					(6,109,608)	(6,109,608)
Issuance of ordinary shares under 2024 equity incentive plan and 2025 equity incentive plan		$ 225,000				225,000
Issuance of ordinary shares under 2024 equity incentive plan and 2025 equity incentive plan (in Shares)	[1]	50,000
Share-based compensation			2,887,926			2,887,926
Foreign currency translation adjustments				67,760		67,760
Ending balance at Dec. 31, 2024		$ 6,935,390	4,227,212	85,289	(7,211,825)	4,036,066
Ending balance (in Shares) at Dec. 31, 2024	[1]	13,027,354
Beginning balance at Jun. 30, 2025		$ 33,104,858	8,973,101	67,114	(22,316,677)	19,828,396
Beginning balance (in Shares) at Jun. 30, 2025	[1]	22,169,854
Net loss for the period					(75,757,284)	(75,757,284)
Issuance of ordinary shares under 2024 equity incentive plan and 2025 equity incentive plan		$ 2,997,861				2,997,861
Issuance of ordinary shares under 2024 equity incentive plan and 2025 equity incentive plan (in Shares)	[1]	139,308
Share-based compensation			28,161,850			28,161,850
Issuance of ordinary shares under private placements		$ 157,582,617				157,582,617
Issuance of ordinary shares under private placements (in Shares)	[1]	16,600,000
Issuance of warrants under private placements			30,159,183			30,159,183
Exercise of warrants		$ 19,072,632	(6,665,511)			12,407,121
Exercise of warrants (in Shares)	[1]	3,009,998
Exercise of share options		$ 2,394,677	(1,019,677)			1,375,000
Exercise of share options (in Shares)	[1]	297,000
Issuance of ordinary shares upon settlement of contingent consideration payable		$ 29,768,075				29,768,075
Issuance of ordinary shares upon settlement of contingent consideration payable (in Shares)	[1]	1,000,375
Foreign currency translation adjustments				(6,340)		(6,340)
Ending balance at Dec. 31, 2025		$ 244,920,720	$ 59,608,946	$ 60,774	$ (98,073,961)	$ 206,516,479
Ending balance (in Shares) at Dec. 31, 2025	[1]	43,216,535

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.